Goodwill and Long-Lived Assets - SRA - Future Amortization (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	Sep. 30, 2015	Jun. 30, 2015	Jun. 30, 2014
Finite-Lived Intangible Assets [Line Items]
2016		$ 41,941
2017		32,688
2018		26,764
2019		22,076
2020		18,119
Thereafter		79,451
Net Carrying Value	$ 209,971	$ 221,039	$ 253,916